Fixed Assets, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 5 - FIXED ASSETS, NET

	December 31,
	2019	2018
	USD in thousands
Cost:
Computers and software	597	539
Office furniture and equipment	173	154
Leasehold improvements	346	389
	1,116	1,082
Less – accumulated depreciation	485	295
Fixed assets, net	631	787

Depreciation expenses for the years ended December 31, 2019 and December 31, 2018 were USD 259 and USD 235, respectively.